Note 13 - Contingencies, Environmental and Legal Matters (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jul. 08, 2014 Anti Trust Damages [Member] Subsequent Event [Member]	Jul. 08, 2014 Breach Of Contract Damages [Member] Subsequent Event [Member]	Jul. 08, 2014 Misappropriation of Trade Secrets [Member] Subsequent Event [Member]	Jul. 08, 2014 Punitive Damages for Unfair Trade Practices [Member] Subsequent Event [Member]
Note 13 - Contingencies, Environmental and Legal Matters (Details) [Line Items]
Asset Retirement Obligation	$ 5,364	$ 4,765
Reserves for Environmental Contingencies	2,250	2,896
Loss Contingency, Damages Awarded, Value			3,941	7,904	3,791	11,875
Loss Contingency, Estimate of Possible Loss	$ 3,293	$ 2,881